Summary Of Significant Accounting Policies - Summary Of Reconciliation Of Class A Common Stock Subject To Possible Redemption (Detail) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Abstract]
Gross proceeds					$ 300,000,000
Proceeds allocated to Public Warrants					(15,600,000)
Class A common stock subject to possible redemption	$ 4,010,208	$ 6,891,176	$ 6,852,873	$ 6,780,204	10,389,781
Class A common stock subject to possible redemption (Shares)	368,879	637,605	637,605	637,605
Class A common stock issuance costs					(21,504,526)
Redemption of common stock				$ (3,879,175)	(293,509,365)
Remeasurement of carrying value to redemption value	$ 47,030	$ 38,303	$ 72,669	$ 269,598	$ 41,003,672
Extension redemptions	$ (2,927,998)
Extension redemptions (Shares)	(268,726)